AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                              ("Separate Account")

             Supplement to OVERTURE Life SPVUL, OVERTURE APPLAUSE!,
                    OVERTURE APPLAUSE! II, OVERTURE ENCORE!
                         Prospectuses Dated May 1, 2003
                              Corporate Benefit VUL
                          Prospectus Dated May 1, 2005
                      OVERTURE BRAVO! and OVERTURE OVATION!
                         Prospectuses Dated May 1, 2006

                        Supplement Dated August 10, 2006

The following provision is added to each prospectus listed above:

AVLIC and the Separate Accounts will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335.

We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

All other provisions of your Policy remain as stated in your Policy and prospectus.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                    Ameritas Variable Life Insurance Company.
          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.